Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of other comprehensive income
Revenue	$ 489,650	$ 438,961	$ 446,943
Costs of services provided	(333,084)	(288,715)	(297,733)
Gross profit	156,566	150,246	149,210
Selling expenses	(39,317)	(39,007)	(34,760)
General and administrative expenses	(55,280)	(53,569)	(58,271)
Impairment gain (loss) on accounts receivable and contract assets	1,336	(2,610)	(305)
Other income, net	2,280	531	1,092
Operating expenses, net	(90,981)	(94,655)	(92,244)
Operating profit before net finance costs and income tax expense	65,585	55,591	56,966
Finance income	16,666	15,001	15,092
Finance costs	(26,128)	(26,823)	(30,359)
Net finance costs	(9,462)	(11,822)	(15,267)
Profit before income tax	56,123	43,769	41,699
Income tax expense
Current	(7,904)	(9,658)	(6,892)
Deferred	(7,599)	(4,617)	(8,444)
Total income tax expense	(15,503)	(14,275)	(15,336)
Profit for the year	40,620	29,494	26,363
Profit attributable to:
Equity holders of the Parent Company	40,620	29,494	26,363
Profit for the year	$ 40,620	$ 29,494	$ 26,363
Earnings per share
Earnings per share – basic (in US$)	$ 0.31	$ 0.22	$ 0.19
Earnings per share – diluted (in US$)	$ 0.3	$ 0.22	$ 0.19